SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Statement of Operations Summary Information:
Net Loss for the period	$ 740,893	$ (110,921)	$ (255,010)	$ (255,010)	$ 1,307,126	$ (417,407)	$ (417,407)	$ (417,407)
Weighted-average common shares outstanding - basic and diluted	308,704,888	300,073,998		300,024,666	304,166,073			100,024,667
Net loss per share, basic and diluted	$ 0.00	$ (0.00)		$ (0.00)	$ 0.00			$ (0.00)